Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 290,871	$ 255,175	$ 204,198
Net accounts receivable	$ 290,871	$ 255,175	$ 204,198